Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	$ 239,465	$ 220,659
Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	239,465
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	213	175
Fair Value, Measurements, Nonrecurring | Real Estate Acquired in Satisfaction of Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	213
Fair Value, Measurements, Nonrecurring | Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable		175
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	213	175
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs Level 3 | Real Estate Acquired in Satisfaction of Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable	213
Fair Value, Measurements, Nonrecurring | Significant Unobservable Inputs Level 3 | Impaired Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Loans Receivable		$ 175